ORIX Corporation Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Common Stock [Line Items]
Total dividends paid	¥ 52,438	¥ 51,493
Officer's Compensation Board Incentive Plan
Common Stock [Line Items]
Total dividends paid	92	60
Effective Date [Member] | Officer's Compensation Board Incentive Plan
Common Stock [Line Items]
Total dividends paid	¥ 83	¥ 76